CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) $ in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2025 $ / shares shares	Sep. 30, 2024 AUD ($) $ / shares shares		Sep. 30, 2024 NZD ($) shares	Mar. 31, 2024 AUD ($) $ / shares shares
Dividend tax rate (as a percent)	30.00%	30.00%		30.00%	30.00%
Final dividend (in dollars per share)	$ 0.76				$ 0.72
Interim dividend (in dollars per share)		$ 0.75
Special dividends (in dollars per share)		$ 0.15
Perpetual preference shares issued		$ 339	[1]	$ 375
Westpac Bank-PNG-Limited
Percentage of non-controlling interest in subsidiary acquired		8.74%		8.74%
Percentage of ownership interest after completion of acquisition		98.65%		98.65%
Ordinary shares
Amount authorized for repurchase of shares in on-market buy back | $					$ 3,500
Number of shares repurchased and cancelled in an on-market buy back | shares		33,223,149		33,223,149	34,442,450
Average price per share of shares repurchased in an on-market buy back	$ 31.92	$ 28.99			$ 24.65
Ordinary shares | Share repurchases in the First Half of 2025
Number of shares repurchased and cancelled in an on-market buy back | shares	17,711,952
Ordinary shares | Share repurchases on March 31, 2025
Number of shares repurchased and cancelled in an on-market buy back | shares	497,280

[1]	During 2024, Westpac New Zealand Limited issued NZD 375 million (AUD 339 million) of perpetual preference shares that qualified as Additional Tier 1 capital under RBNZ’s criteria. Westpac recognises this instrument as a non-controlling interest.